Stockholders' Equity (Deficit) - Additional Information (Detail) $ / shares in Units, $ in Thousands											1 Months Ended									3 Months Ended			9 Months Ended		12 Months Ended
	May 17, 2017 $ / shares shares	Apr. 30, 2017 USD ($) shares	Apr. 20, 2017	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 04, 2017 USD ($) shares	Nov. 25, 2016 USD ($) $ / shares shares	Aug. 15, 2016 USD ($) $ / shares	Jun. 14, 2016 $ / shares shares	Jul. 21, 2015 shares	Apr. 22, 2015 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 shares	Mar. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2016 $ / shares shares	Jun. 30, 2016 $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Jul. 31, 2014 $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized		38,500,000									75,000,000	75,000,000	38,500,000							75,000,000			75,000,000		38,500,000	38,500,000
Common stock, par value | $ / shares											$ 0.001	$ 0.001								$ 0.001			$ 0.001		$ 0.001	$ 0.001
Reverse stock split ratio			0.6
Stockholders' equity, reverse stock split			0.6-for-1.0
Common stock shares issued																							12,335,519
Common stock repurchase, shares					7,500				14,373	511,218													7,500
Stock issued during period, shares, exercise of stock options																							3,281
Warrants maturity period																	10 years
Issuance of warrants to purchase common stock | $																							$ 8,658		$ 458
Warrant exercise price | $ / shares																	$ 8.0833
Issuance of warrants to purchase common stock																	247,422
Outstanding warrants											1,524,573									1,524,573			1,524,573
Share based lump sum payment | $					$ 350
Payment of buyback of common stock | $					$ 56																		$ 56
Common stock repurchase, Value | $										$ 1													56			$ 790
Stock-based compensation expense | $																							$ 13,611	$ 1,588	$ 1,730	$ 127
Expected forfeitures rate																							10.00%
Chad Steelberg [Member]
Class of Stock [Line Items]
Common stock shares issued																				12,592	12,592
Share-based compensation arrangement by share-based payment award, shares issued in period																							12,592
Dissenting stockholder [Member]
Class of Stock [Line Items]
Payments for estimated taxes and reimbursement of certain legal fees for the shares | $																		$ 287
Bridge Loan [Member]
Class of Stock [Line Items]
Common stock shares issued														90,000
Borrowing under line of credit | $														$ 2,000
Shares converted to common stock																							590,717
First Loans [Member]
Class of Stock [Line Items]
Warrants maturity period							4 years																4 years
Issuance of warrants to purchase common stock | $							$ 700																$ 700
Second Loans [Member]
Class of Stock [Line Items]
Warrants maturity period						4 years									4 years
Issuance of warrants to purchase common stock | $						$ 700									$ 700
Issuance of warrants to purchase common stock						2									2
Acacia [Member] | Bridge Loan [Member]
Class of Stock [Line Items]
Common stock shares issued														120,000								180,000
Borrowing under line of credit | $		$ 2,000												$ 2,000								$ 4,000
Shares converted to common stock				590,717
Warrants maturity period		10 years
Acacia [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Shares converted to common stock	1,523,746															1,523,746							1,523,746
Warrants maturity period																5 years
Warrant exercise price | $ / shares																$ 13.6088
Acacia [Member] | First Loans [Member]
Class of Stock [Line Items]
Warrants maturity period																							4 years
Issuance of warrants to purchase common stock | $																							$ 700
Acacia [Member] | Second Loans [Member]
Class of Stock [Line Items]
Warrants maturity period															4 years
Issuance of warrants to purchase common stock															700								1,524,573
Outstanding warrants											1,524,573									1,524,573			1,524,573
Acacia [Member] | Primary Warrant [Member]
Class of Stock [Line Items]
Issuance of stock due to warrants exercise	2,150,335			2,150,335							2,150,335			2,150,335						2,150,335		2,150,335	2,150,335
Warrants maturity period																							5 years
VLOC, LLC [Member] | Bridge Loan [Member]
Class of Stock [Line Items]
Common stock shares issued												90,000
Borrowing under line of credit | $												$ 4,000
Westwood One Inc [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares								$ 8.0833
Warrants maturity period								10 years
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock shares issued																			3,092,781
Shares converted to common stock	2,309,135																						2,309,135
Share price | $ / shares																			$ 4.85						$ 4.85
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock shares issued																			3,000,000
Shares converted to common stock	2,922,798																						2,922,798
Share price | $ / shares																									$ 1.76
Maximum [Member]
Class of Stock [Line Items]
Common stock repurchase, shares									1,000
Maximum [Member] | First Loans [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares							$ 13.7333				$ 13.7323									$ 13.7323			$ 13.7323
Maximum [Member] | Second Loans [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares						$ 13.7333									$ 13.7323
Maximum [Member] | Acacia [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares											13.6088									13.6088			13.6088
Maximum [Member] | Acacia [Member] | First Loans [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares											13.7323									13.7323			13.7323
Maximum [Member] | Acacia [Member] | Second Loans [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares															13.7323
Maximum [Member] | Acacia [Member] | Primary Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares				$ 13.7323							13.7333			$ 13.7323						13.7333		$ 13.7323	13.7333
Maximum [Member] | Westwood One Inc [Member]
Class of Stock [Line Items]
Issuance of stock due to warrants exercise								247,422
Referral fees of WWO								15.00%
Minimum [Member] | First Loans [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares							$ 8.0833				8.0833									8.0833			8.0833
Minimum [Member] | Second Loans [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares						$ 8.0833									8.0833
Minimum [Member] | Acacia [Member] | First Loans [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares											8.0833									8.0833			8.0833
Minimum [Member] | Acacia [Member] | Second Loans [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares															$ 8.0833
Minimum [Member] | Acacia [Member] | Primary Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares				13.3028							$ 13.3000			$ 13.3028						$ 13.3000		13.3028	$ 13.3000
Minimum [Member] | Westwood One Inc [Member]
Class of Stock [Line Items]
Referral fees of WWO								10.00%
Initial Public Offering [Member]
Class of Stock [Line Items]
Common stock shares issued	2,500,000																						2,500,000
Warrants maturity period	5 years													5 years
Warrant exercise price | $ / shares	$ 13.4237			$ 13.6088										$ 13.6088								$ 13.6088
Outstanding warrants	809,400			809,400										809,400								809,400
IPO completion date														May 17, 2017
Percentage of warrant exercise	10.00%													10.00%
Share price | $ / shares	$ 15.00
Initial Public Offering [Member] | Vested Upon Issuance [Member]
Class of Stock [Line Items]
Warrant vesting percentage	50.00%													50.00%
Initial Public Offering [Member] | Vest in May 2018 [Member]
Class of Stock [Line Items]
Warrant vesting percentage	50.00%
Initial Public Offering [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Outstanding warrants	154,311			154,311										154,311								154,311
Initial Public Offering [Member] | Amended Primary Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares				$ 13.6088										$ 13.6088								$ 13.6088
Initial Public Offering [Member] | Acacia [Member]
Class of Stock [Line Items]
Warrants maturity period	5 years
Warrant exercise price | $ / shares	$ 13.6088
Outstanding warrants	809,400
Percentage of warrant exercise	10.00%
Initial Public Offering [Member] | Acacia [Member] | Amended Primary Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares				$ 13.6088										$ 13.6088								$ 13.6088
Initial Public Offering [Member] | Maximum [Member]
Class of Stock [Line Items]
Outstanding warrants	51,437			51,437										51,437								51,437
Consultants [Member]
Class of Stock [Line Items]
Issuance of restricted stock, shares																							42,833
VLOC, LLC [Member]
Class of Stock [Line Items]
Outstanding warrants											313,440									313,440			313,440
VLOC, LLC [Member] | Bridge Loan [Member]
Class of Stock [Line Items]
Warrants maturity period	10 years																						10 years
Warrant exercise price | $ / shares	$ 13.6088										$ 13.6088									$ 13.6088			$ 13.6088
Outstanding warrants	313,440										313,440									313,440			313,440
2017 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		2,000,000									1,752,482		2,000,000							1,752,482			1,752,482
Annual shares increase for future issuance by percentage under employee stock purchase plans													3.00%
2017 Stock Incentive Plan [Member] | Chad Steelberg [Member]
Class of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period																				2,471	10,121
2017 Stock Incentive Plan [Member] | Employees And Directors [Member]
Class of Stock [Line Items]
Options Granted																							199,350
Options exercise price | $ / shares																							$ 8.24
Vesting period																							4 years
2017 Stock Incentive Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Increase in common stock reserved for future issuance		750,000											750,000
2014 Stock Option/Stock Issuance Plan [Member]
Class of Stock [Line Items]
Issuance of restricted stock, shares																									213,940	108,345
2014 Stock Option/Stock Issuance Plan [Member] | Employees And Directors [Member]
Class of Stock [Line Items]
Options Granted																					666,702
Options exercise price | $ / shares																					$ 15.00
Vesting period																					4 years
2014 Stock Option/Stock Issuance Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance																									3,550,584
2014 Plan Stock Options/Stock Issuance Plan and 2017 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of restricted stock, shares																							9,600
Stock issued during period, shares, exercise of stock options																							3,281		51,507
Options Granted																							4,000,508		317,931	236,799
Options exercise price | $ / shares																							$ 14.66		$ 3.82	$ 1.50
Options exercise price | $ / shares																							$ 1.70		$ 1.50
Unrecognized compensation expense related to stock options | $											$ 22,429									$ 22,429			$ 22,429		$ 570
General and Administrative [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $																							$ 13,074	1,520	1,628	$ 27
General and Administrative [Member] | Dissenting stockholder [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $																		$ 159
Note Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock shares issued														120,000
Note Purchase Agreement [Member] | VLOC, LLC [Member] | Bridge Loan [Member]
Class of Stock [Line Items]
Common stock shares issued																						120,000
Borrowing under line of credit | $		$ 2,000												$ 2,000
Warrants maturity period														10 years
Outstanding warrants				60,000										60,000								60,000
Note Purchase Agreement [Member] | VLOC, LLC [Member] | Maximum [Member] | Bridge Loan [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares				$ 13.6088										$ 13.6088								$ 13.6088
Time-based Stock Option [Member] | Chad Steelberg and Ryan Steelberg [Member]
Class of Stock [Line Items]
Options Granted																					2,089,638		2,089,638
Options exercise price | $ / shares																					$ 15.00
Vesting period														3 years							3 years
Annual shares increase for future issuance by percentage under employee stock purchase plans														5.00%
Performance- based Stock Option [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $											9,282									8,939	$ 343
Performance- based Stock Option [Member] | Chad Steelberg and Ryan Steelberg [Member]
Class of Stock [Line Items]
Options Granted																					1,044,818		1,044,818
Options exercise price | $ / shares																					$ 15.00
Vesting period														5 years							5 years
Vesting rights description																					The performance-based stock option would vest upon the earlier of (a) the first date on which the market capitalization of the Company's common stock equals or exceeds $400,000 over five consecutive business days, or (b) five years after the IPO		The performance-based stock option would vest upon the earlier of (a) the first date on which the market capitalization of the Company's common stock equals or exceeds $400,000 over five consecutive business days, or (b) five years after the IPO.
Vesting rights, market capitalization | $				$ 400,000							$ 400,000			$ 400,000						400,000	$ 400,000	$ 400,000	$ 400,000
Vesting rights, consecutive trading days											5 days			5 days							5 days
Options, vested											1,044,818
Annual shares increase for future issuance by percentage under employee stock purchase plans														2.50%
Performance- based Stock Option [Member] | Initial Public Offering [Member] | Chad Steelberg and Ryan Steelberg [Member]
Class of Stock [Line Items]
Share price | $ / shares				$ 15.00										$ 15.00								$ 15.00
Restricted Stock Units [Member] | 2017 Stock Incentive Plan [Member] | Directors [Member]
Class of Stock [Line Items]
Restricted stock units granted																					35,576
Options exercise price | $ / shares																					$ 14.76
Restricted Stock [Member]
Class of Stock [Line Items]
Number of shares of restricted common stock forfeited																							22,018
Stock-based compensation expense | $																							$ 629	78	$ 151	$ 54
Restricted Stock [Member] | 2014 Plan Stock Options/Stock Issuance Plan and 2017 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares of restricted common stock forfeited																							22,018		14,143	120,696
Vesting period																							4 years
Restricted stock units granted																							52,433		213,940	108,345
Unrecognized cost of share-based compensation awards | $											$ 979									$ 979			$ 979		$ 885
Cost of share-based compensation awards, recognition period																							2 years 7 months 6 days		3 years 2 months 12 days
Stock Options [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $																							$ 12,708	$ 68	$ 137	$ 73
Stock Options [Member] | 2014 Plan Stock Options/Stock Issuance Plan and 2017 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Vesting period																							4 years
Cost of share-based compensation awards, recognition period																							2 years 6 months		3 years 6 months
Expiration period																							10 years
Common Stock [Member]
Class of Stock [Line Items]
Common stock repurchase, shares										511,218													7,500			525,591
Stock issued during period, shares, exercise of stock options																							3,281		51,504
Common stock repurchase, Value | $										$ 1													$ 0			$ 1
Common Stock [Member] | Chad Steelberg and Ryan Steelberg [Member]
Class of Stock [Line Items]
Stock issued																		961,835
Share price | $ / shares																		$ 1.50
Service period																		4 months
Stock-based compensation expense | $																									$ 1,443
Common Stock [Member] | Dissenting stockholder [Member]
Class of Stock [Line Items]
Common stock shares issued																		106,420							106,420
Common Stock [Member] | Bridge Loan [Member]
Class of Stock [Line Items]
Common stock shares issued																							300,000
Common Stock [Member] | Initial Public Offering [Member]
Class of Stock [Line Items]
Common stock shares issued																							2,500,000
Common Stock [Member] | Initial Public Offering [Member] | Bridge Loan [Member]
Class of Stock [Line Items]
Shares converted to common stock																							590,717
Common Stock [Member] | Initial Public Offering [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares converted to common stock																							2,309,135
Common Stock [Member] | Initial Public Offering [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares converted to common stock																							2,922,798